Segment Information - Reconciliation of Segment Profit to Profit Before Tax from Continuing Operations (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Disclosure of operating segments [line items]
Revenue from external customers		¥ 227,485	[1]	¥ 207,182	[1]	¥ 167,147	[2]
Segment profit/(loss)	[3]	(38,997)		16,110		25,078
Depreciation and amortization expenses		22,737		11,135		7,149
Financial income		512		413		257
Financial costs		(1,980)		(519)		(26)
Share of loss of associates and joint ventures		(13,412)		(11,148)		(6,321)
Loss on foreign currency transactions, net		(72)		(902)		(818)
Other non-operating income		3,878		869		1,963
Other non-operating expenses		(1,545)		(1,469)		(1,988)
Profit/(loss) before tax from continuing operations		(51,616)		3,354		18,145
Core business [member]
Disclosure of operating segments [line items]
Revenue from external customers		196,711		178,398		149,156
Strategic business [member]
Disclosure of operating segments [line items]
Revenue from external customers		30,774		28,784		17,991
Operating Segments [Member]
Disclosure of operating segments [line items]
Revenue from external customers		227,485		207,182		167,147	[2]
Segment profit/(loss)	[3]	(34,973)		(8,372)		16,576
Depreciation and amortization expenses		22,737		11,135		7,149
Operating Segments [Member] | Core business [member]
Disclosure of operating segments [line items]
Revenue from external customers		196,711		178,398		149,156	[2]
Segment profit/(loss)	[3]	31,584		26,559		34,250
Depreciation and amortization expenses		14,573		8,832		6,252
Operating Segments [Member] | Strategic business [member]
Disclosure of operating segments [line items]
Revenue from external customers		30,774		28,784		17,991	[2]
Segment profit/(loss)	[3]	(66,557)		(34,931)		(17,674)
Depreciation and amortization expenses		8,164		2,303		897
Corporate adjustments [member]
Disclosure of operating segments [line items]
Segment profit/(loss)	[3],[4]	¥ (4,024)		¥ 24,482		¥ 8,502

[1]	Refer to Note 5 Segment Information for further details of revenue by segment.
[2]	The segment information for the year ended December 31, 2017 is presented based on IAS 18, while it is presented under IFRS 15 for the years ended December 31, 2018 and 2019.
[3]	The amount of “Segment profit/(loss)” is equivalent to profit/(loss) from operating activities on the Consolidated Statement of Profit or Loss.
[4]	Corporate adjustments mainly include other operating income and share-based compensation expenses.